Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Net cash from operating activities	[1]	¥ 132,260	¥ 112,600	¥ 99,298
Cash flows used in investing activities
Capital expenditure		(88,748)	(82,853)	(83,835)
Payments for lease prepayments / right-of-use assets		(220)	(310)	(20)
Purchase of investments		(74)	(478)	(328)
Proceeds from disposal of property, plant and equipment		863	2,514	1,866
Proceeds from disposal of lease prepayments / right-of-use assets		24	115	45
Proceeds from disposal of investments		47	296	96
Net cash outflow from disposal of subsidiaries		0	0	(1)
Purchase of short-term bank deposits		(4,664)	(5,119)	(7,726)
Maturity of short-term bank deposits		5,695	8,621	3,949
Net cash used in investing activities		(87,077)	(77,214)	(85,954)
Cash flows used in financing activities
Repayments of principal of finance lease obligations / lease liabilities		(12,738)	(10,699)	(73)
Proceeds from bank debt and other loans		81,049	103,315	97,829
Repayments of bank debt and other loans		(106,982)	(120,107)	(106,923)
Payment of the acquisition price of the Eighth Acquisition (Note 1)		0		(87)
Payment of dividends		(9,262)	(8,891)	(7,568)
Cash distributions to non-controlling interests		(42)	(181)	(177)
Payment for the acquisition of non-controlling interests		(1)	(8)	(119)
Contribution from non-controlling interests		0	1,590	855
Advanced payment received in respect of contribution from non-controlling interest		978	0	0
Net deposits with Finance Company	[2]	5,728	4,098
Increase in statutory reserve deposits placed by Finance Company	[2]	(837)	(405)
Reduction of capital by non-controlling interests		0		(20)
Net cash used in financing activities		(42,107)	(31,288)	(16,283)
Net (decrease) / increase in cash and cash equivalents		3,076	4,098	(2,939)
Cash and cash equivalents at beginning of year		20,791	16,666	19,410
Effect of changes in foreign exchange rate		(183)	27	195
Cash and cash equivalents at end of year		¥ 23,684	¥ 20,791	¥ 16,666

[1]	Reconciliation of earnings before income tax to net cash from operating activities
[2]	“Finance Company” refers to China Telecom Group Finance Co., Ltd., a subsidiary of the Company established on January 8, 2019, providing capital and financial management services to the member units of China Telecommunications Corporation.